CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (unaudited) (USD $)	6 Months Ended		12 Months Ended		35 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013
Statement of Cash Flows [Abstract]
Net loss	$ (1,396,828)	$ (1,350,800)	$ (3,365,198)	$ (2,261,479)	$ (7,861,662)
Depreciation	2,240	2,240	4,480	2,197	8,917
Amortization of debt discounts	292,084	87,912	255,543	52,222	599,849
Amortization of financing costs	18,500	41,000	59,500		78,000
Non-cash interest	163,925	71,784	172,116	127,787	463,828
Stock based compensation	261,009	480,749	1,156,921	146,459	1,991,389
Common stock issued in settlement of accrued expenses	0	34,467			34,467
Fair value of warrants issued in connection with notes payable	43,568	0			43,568
Loss on settlement of debt	0	0	787,515		787,515
Loss on debt modification	0	0		88,849	88,849
Gain from change in fair value of derivative liabilities	(81,717)	(63,145)	(174,719)	(89,241)	(345,677)
Changes in operating assets and liabilities:
Prepaid expenses				29,697
Advances from stockholders/officers	(15,000)	0	10,000	(42,000)	0
Accounts payable and accrued expenses	126,211	18,066	216,271	701,898	1,384,620
Net cash used in operating activities	(586,008)	(677,727)	(877,571)	(1,243,611)	(2,726,337)
Net cash acquired from reverse merger	0	0			223,586
Purchase of property and equipment	0	0		(13,441)	(13,441)
Payment of long term deposit	0	0			(9,330)
Net cash (used in) provided by investing activities	0	0		(13,441)	200,815
Proceeds from issuance of subsidiary's common stock	0	0			75
Proceeds from sale of common stock	30,500	85,000	85,000	1,004,200	1,119,700
Proceeds from exercise of warrants	0	230,000	230,000		230,000
Proceeds from issuance of notes payable	75,000	442,500	301,500		376,500
Proceeds from issuance of convertible notes payable	514,000	0	332,500	110,000	956,500
Repayments of convertible notes payable	0	(110,000)	(110,000)		(110,000)
Net cash provided by financing activities	619,500	647,500	839,000	1,114,200	2,572,775
Net increase (decrease) in cash	33,492	(30,227)	(38,571)	(142,852)	47,253
Cash, beginning of period	13,761	52,332	52,332	195,184	0
Cash, end of period	47,253	22,105	13,761	52,332	47,253
Interest paid	0	98,778	98,778		98,778
Income taxes paid	0	0	0	0	0
Non cash investing and financing activities:
Accrued warrants to be issued to referring brokers in connection with PPM subscription at $0.10 per share	0	0			29,400
Shares forfeited and cancelled by some Solar Wind Energy's stockholders acquired in connection with the merger upon resignation	0	0			12,060
Notes payable issued in settlement of accounts payable	0	0	268,270		268,270
Convertible notes payable issued in settlement of accrued officer salaries	0	0	280,000		280,000
Common stock issued in settlement of debt	$ 306,574	$ 0	$ 1,225,170		$ 1,531,744